Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenue	$ 461,149	$ 2,712,679
Operating Expenses:
Selling expenses	17,997	27,410
Payroll, payroll taxes and others	1,090,230	2,281,869
Professional fees	342,424	334,686
Operating leases expenses	0	59,658
Depreciation and amortization	12,804	12,147
Allowance for doubtful accounts, net	162,413	37,398
Other general and administrative	143,800	242,352
Total Operating Expenses	1,769,668	2,995,520
Loss from Operations	(1,308,519)	(282,841)
Other income (Expense):
Gain on sale of asset	13,934
Gain (loss) on foreign currency transactions	26,992	(6,229)
Interest (expense) income	(2,609)	11,236
Other income	6,601	41,392
Total other income	44,918	46,399
Loss before income tax	(1,263,601)	(236,442)
Income tax		5,321
Net loss	(1,263,601)	(231,121)
Net loss attributable to noncontrolling interest		(125)
Net loss attributable to MDJM Ltd ordinary shareholders	$ (1,263,601)	$ (230,996)
Net income (loss) per ordinary share attributable to MDJM Ltd ordinary shareholders - basic	$ (0.11)	$ (0.02)
Net income (loss) per ordinary share attributable to MDJM Ltd ordinary shareholders - diluted	$ (0.11)	$ (0.02)
Weighted-average shares outstanding:
Basic	11,675,216	11,675,216
Diluted	11,675,216	11,675,216
Comprehensive income (loss):
Net Income (loss)	$ (1,263,601)	$ (231,121)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments	(65,320)	51,087
Total other comprehensive income (loss)	(1,328,921)	(180,034)
Comprehensive income (loss) attributable to non-controlling interest		11,466
Comprehensive income (loss) attributable to MDJM Ltd ordinary shareholders	$ (1,328,921)	$ (191,500)